Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign:
Income from operations before income taxes	$ 444.1	$ 464.1	$ 402.6
Current tax (benefit)/expense, Total	81.6	66.6	65.6
Deferred tax, Total	22.3	(88.6)	(197.7)
Total tax expense/(benefit)	$ 103.9	(22.0)	(132.1)
Bermuda tax rate	23.40%
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before tax, domestic	$ 109.7	85.3	148.8
Current tax expense, domestic	2.1	0.0	0.0
Deferred tax expense/(benefit), domestic	7.7	1.3	(201.1)
Total income tax expense, domestic	$ 9.8	1.3	(201.1)
Foreign:
Bermuda tax rate	15.00%
United States:
Foreign:
Income/(loss) before tax	$ 293.6	269.0	236.3
Current tax expense	57.4	62.7	52.4
Deferred tax expense/(benefit)	5.3	(4.4)	3.0
Total income tax expense	62.7	58.3	55.4
United Kingdom:
Foreign:
Income/(loss) before tax	(21.4)	106.9	0.7
Current tax expense	15.6	3.9	5.3
Deferred tax expense/(benefit)	9.8	(85.3)	0.1
Total income tax expense	25.4	(81.4)	5.4
Other foreign jurisdictions
Foreign:
Income/(loss) before tax	62.2	2.9	16.8
Current tax expense	6.5	0.0	7.9
Deferred tax expense/(benefit)	(0.5)	(0.2)	0.3
Total income tax expense	$ 6.0	$ (0.2)	$ 8.2